Principal accounting policies (Schedule of Property and Equipment Estimated Useful Lives and Residual Rate) (Details)	Dec. 31, 2023
Buildings
Property and equipment, net
Residual rate (as a percent)	0.00%
Buildings | Minimum
Property and equipment, net
Estimated useful lives	32 years
Buildings | Maximum
Property and equipment, net
Estimated useful lives	40 years
Servers, computers and equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Residual rate (as a percent)	0.00%
Servers, computers and equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Residual rate (as a percent)	5.00%
Leasehold improvements
Property and equipment, net
Estimated useful lives	5 years
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Residual rate (as a percent)	0.00%
Renovation of buildings
Property and equipment, net
Estimated useful lives	10 years
Residual rate (as a percent)	0.00%
Motor vehicles | Minimum
Property and equipment, net
Estimated useful lives	3 years
Residual rate (as a percent)	0.00%
Motor vehicles | Maximum
Property and equipment, net
Estimated useful lives	10 years
Residual rate (as a percent)	5.00%
Furniture, fixture and office equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Residual rate (as a percent)	0.00%
Furniture, fixture and office equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Residual rate (as a percent)	5.00%